Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
Credit Suisse Floating Rate High Income Fund | Class I
Prospectus:
Trading Symbol	CSHIX
Credit Suisse Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	CHICX
Credit Suisse Strategic Income Fund | Class A
Prospectus:
Trading Symbol	CSOAX
Credit Suisse Strategic Income Fund | Class C
Prospectus:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class I
Prospectus:
Trading Symbol	CSOIX